Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2023
Affiliated Companies and Other Equity-method Investees [Abstract]
Summary of financial information for signifiant affiliated companies
The following tables present summarized financial information for significant affiliated companies of Nomura (including t hose elected fo
r the fair value option) as of March 31, 2022 and 2023, and for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	March 31
	2022	2023
Total assets	¥3,009,394	¥3,135,710
Total liabilities	1,984,043	2,006,590

	Millions of yen
	Year ended March 31
	2021	2022	2023

Net revenues	¥909,616	¥1,041,000	¥1,079,609
Non-interest expenses	737,200	786,391	838,005
Net income attributable to affiliated companies	124,163	179,706	179,073

Summary of balances and transactions with affiliated companies and other equity-method investees
The following tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2022 and 2023, and during the years e nded
March 31, 2021, 2022 and 2023. Investments in American Century Companies, Inc., for which fair value option was elected, are not included in
Investments in affiliated companies
in the following table and are reported within
Other assets—Other
in the consolidated balance sheets. In addition, dividends received for investments in affiliates for which fair value option was elected are not included in
Revenues
in the following table and are reported within
Interest and dividends
in the consolidated statements of income.

	Millions of yen
	March 31
	2022	2023
Investments in affiliated companies	¥363,281	¥398,485
Advances to affiliated companies	1,000	4,000
Other receivables from affiliated companies (1)	24,754	25,415
Other payables to affiliated companies (2)	30,617	31,074

(1)	Includes ROU assets of ¥23,899 million and ¥23,311 million as of March 31, 2022 and 2023 , respectively.
(2)	Includes operating lease liabilities of ¥23,899 million and ¥23,311 million as of March 31, 2022 and 2023 , respectively.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Revenues	¥2,240	¥2,660	¥2,795
Non-interest expenses	50,753	50,004	50,966
Purchase of software, securities and tangible assets	14,407	12,760	19,602

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees
The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2022 and 2023.

	Millions of yen
	March 31
	2022	2023
Carrying amount	¥341,935	¥363,792
Fair value	772,243	593,883

Summary of equity in earnings of equity-method investees and dividends from equity-method investees
The following table presents eq
uity
in earnings of and dividends from equity-method investees, for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Equity in earnings of equity-method investees (1)	¥26,812	¥32,083	¥47,480
Dividends from equity-method investees	11,096	11,848	13,354

(1)	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.